UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10609
Investment Company Act File Number

SMID-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

SMID-Cap Portfolio	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value

Capital Markets — 8.6%
Affiliated Managers Group, Inc.(1)	93,000	$5,411,670
Greenhill & Co., Inc.	8,120	586,345
SEI Investments Co.	232,620	4,196,465

		$10,194,480

Commercial Banks — 1.8%
City National Corp.	57,540	$2,119,198

		$2,119,198

Commercial Services & Supplies — 2.2%
Copart, Inc.(1)	75,690	$2,624,172

		$2,624,172

Construction & Engineering — 2.0%
Jacobs Engineering Group, Inc.(1)	55,560	$2,338,520

		$2,338,520

Containers & Packaging — 2.2%
AptarGroup, Inc.	78,560	$2,652,971

		$2,652,971

Distributors — 2.3%
LKQ Corp.(1)	163,120	$2,683,324

		$2,683,324

Diversified Consumer Services — 1.8%
Matthews International Corp., Class A	67,160	$2,090,019

		$2,090,019

Electrical Equipment — 2.0%
AMETEK, Inc.	68,230	$2,359,393

		$2,359,393

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	46,940	$1,485,182
FLIR Systems, Inc.(1)	51,990	1,172,894
National Instruments Corp.	52,730	1,189,589

		$3,847,665

Energy Equipment & Services — 3.5%
FMC Technologies, Inc.(1)	62,080	$2,332,966
Oceaneering International, Inc.(1)	38,540	1,742,008

		$4,074,974

Food Products — 1.0%
McCormick & Co., Inc.	35,620	$1,158,719

		$1,158,719

Gas Utilities — 2.2%
Energen Corp.	65,630	$2,618,637

		$2,618,637

Health Care Equipment & Supplies — 4.7%
DENTSPLY International, Inc.	105,200	$3,210,704
Varian Medical Systems, Inc.(1)	66,350	2,331,539

		$5,542,243

1

Security	Shares	Value
Health Care Providers & Services — 2.5%
Henry Schein, Inc.(1)	61,960	$2,970,982

		$2,970,982

Hotels, Restaurants & Leisure — 2.4%
Sonic Corp.(1)	283,000	$2,838,490

		$2,838,490

Household Durables — 1.9%
Mohawk Industries, Inc.(1)	64,450	$2,299,576

		$2,299,576

Household Products — 1.5%
Church & Dwight Co., Inc.	32,460	$1,762,903

		$1,762,903

Insurance — 7.4%
Brown and Brown, Inc.	59,650	$1,188,824
HCC Insurance Holdings, Inc.	85,700	2,057,657
Markel Corp.(1)	19,387	5,461,318

		$8,707,799

IT Services — 1.5%
Total System Services, Inc.	134,490	$1,800,821

		$1,800,821

Life Sciences Tools & Services — 5.3%
Bio-Rad Laboratories, Inc., Class A(1)	35,100	$2,649,348
Covance, Inc.(1)	24,550	1,207,860
Mettler-Toledo International, Inc.(1)	30,810	2,376,991

		$6,234,199

Machinery — 3.5%
Graco, Inc.	67,510	$1,486,570
IDEX Corp.	106,720	2,622,110

		$4,108,680

Marine — 2.5%
Kirby Corp.(1)	92,990	$2,956,152

		$2,956,152

Media — 5.1%
John Wiley & Sons, Inc., Class A	62,290	$2,071,143
Morningstar, Inc.(1)	94,690	3,904,069

		$5,975,212

Personal Products — 1.7%
Alberto-Culver Co.	80,650	$2,050,930

		$2,050,930

Professional Services — 1.0%
CoStar Group, Inc.(1)	29,750	$1,186,133

		$1,186,133

Real Estate Management & Development — 2.0%
Forest City Enterprises, Inc., Class A	360,858	$2,381,663

		$2,381,663

Road & Rail — 2.3%
Landstar System, Inc.	74,140	$2,662,367

		$2,662,367

Software — 9.7%
ANSYS, Inc.(1)	85,800	$2,673,528
Blackbaud, Inc.	188,050	2,924,178

2

Security	Shares	Value
FactSet Research Systems, Inc.	34,930	$1,741,959
Fair Isaac Corp.	153,370	2,371,100
Jack Henry & Associates, Inc.	86,260	1,789,895

		$11,500,660

Specialty Retail — 9.1%
Aaron Rents, Inc.	108,180	$3,225,928
CarMax, Inc.(1)	139,680	2,053,296
O’Reilly Automotive, Inc.(1)	61,870	2,356,010
Sally Beauty Holdings, Inc.(1)	212,680	1,352,645
Tiffany & Co.	68,360	1,733,610

		$10,721,489

Total Common Stocks (identified cost $108,924,308)		$114,462,371

Total Investments — 97.0% (identified cost $108,924,308)		$114,462,371

Other Assets, Less Liabilities — 3.0%		$3,523,837

Net Assets — 100.0%		$117,986,208

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at June 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,074,902

Gross unrealized appreciation	$8,603,116
Gross unrealized depreciation	(3,215,647)

Net unrealized appreciation	$5,387,469

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks	$114,462,371	$—	$—	$114,462,371

Total Investments	$114,462,371	$—	$—	$114,462,371

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009